Equity - issued capital, Movement in Issued Capital (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) Vote shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($) shares
Reconciliation of movement [Abstract]
Balance at the beginning of the period (in shares) | shares	2,325,614,708	2,098,818,267	2,098,818,267
Balance at the beginning of the period	$ 281,671	$ 255,364	$ 255,364
Exercise of unlisted options (in shares) | shares	0		357,710
Exercise of unlisted options	$ 0		$ 54
Performance rights vested (in shares) | shares	30,057,808		12,836,169
Performance rights vested	$ 5,186		$ 1,892
Share issue costs from vesting of performance rights	$ 0		$ (12)
Capital raise (in shares) | shares	0		213,602,562
Capital raise	$ 0		$ 25,141
Share issue costs from capital raise	$ 0	$ (11)	$ (768)
Balance at the end of the financial period (in shares) | shares	2,355,672,516		2,325,614,708
Balance at the end of the financial period	$ 286,857		$ 281,671
Number of votes by member or proxy | Vote	1
Number of votes per share | Vote	1